Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income	$ 5,124,908	$ 5,086,655
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	969,691	1,018,806
Provision for loan losses	540,000	670,000
Deferred income tax	755,139	(402,748)
(Gain) loss on sale of securities available-for-sale	(27,838)	5,521
Gain on sale of loans	(460,505)	(778,203)
Loss (gain) on sale of bank premises and equipment	6,610	(12,077)
Loss (gain) on sale of OREO	1,840	(9,990)
Gain on Trust LLC	(272,821)	(287,251)
Amortization of bond premium, net	239,580	427,496
Write down of OREO	10,000	44,500
Proceeds from sales of loans held for sale	21,346,042	29,755,130
Originations of loans held for sale	(20,702,287)	(27,684,721)
Increase in taxes payable	784,222	1,432,445
Decrease (increase) in interest receivable	79,857	(27,220)
Amortization of FDIC insurance assessment	0	775,595
Decrease (increase) in mortgage servicing rights	17,114	(319,456)
Decrease in other assets	345,847	54,026
Increase in cash surrender value of BOLI	(110,267)	(115,663)
Amortization of core deposit intangible	272,700	272,695
Amortization of limited partnerships	591,122	575,232
Increase in deferred net loan costs	(2,965)	(130,928)
Decrease in interest payable	(11,632)	(17,193)
(Decrease) increase in accrued expenses	(36,802)	107,476
(Decrease) increase in other liabilities	(116,873)	66,951
Net cash provided by operating activities	9,342,682	10,507,078
Cash Flows from Investing Activities:
Maturities and pay downs	41,212,607	41,971,398
Purchases	(45,086,640)	(38,042,754)
Maturities, calls, pay downs and sales	19,177,627	15,185,380
Purchases	(17,745,980)	(10,253,097)
Decrease Pass Through Securities	658,959	0
Proceeds from redemption of restricted equity securities	300,400	388,500
Decrease in limited partnership contributions payable	0	(527,000)
Increase in loans, net	(8,873,368)	(25,583,827)
Capital expenditures net of proceeds from sales of bank premises and equipment	(741,781)	(486,877)
Proceeds from sales of OREO	288,865	1,596,590
Recoveries of loans charged off	54,798	261,264
Net cash used in investing activities	(10,754,513)	(15,490,423)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	5,413,135	6,953,944
Net increase (decrease) in money market and savings accounts	13,983,022	(323,709)
Net decrease in time deposits	(7,929,263)	(574,525)
Net decrease in repurchase agreements	(1,101,654)	(4,504,993)
Proceeds from long-term borrowings	6,000,000	0
Repayments on long-term borrowings	(6,000,000)	(6,000,000)
Decrease in capital lease obligations	(71,498)	(63,659)
Dividends paid on preferred stock	(81,250)	(81,250)
Dividends paid on common stock	(2,168,476)	(1,974,314)
Net cash provided by (used in) financing activities	8,044,016	(6,568,506)
Net increase (decrease) in cash and cash equivalents	6,632,185	(11,551,851)
Cash and cash equivalents:
Beginning	18,329,989	29,881,840
Ending	24,962,174	18,329,989
Supplemental Schedule of Cash Paid During the Period
Interest	3,067,376	3,459,327
Income tax refund	(345,087)	0
Supplemental Schedule of Cash Paid (Received) During the Period:
Change in unrealized gain (loss) on securities available-for-sale	60,640	(332,157)
Loans transferred to OREO	433,500	1,661,920
Common Shares Dividends Paid:
Dividends declared	3,130,868	2,706,461
Increase in dividends payable attributable to dividends declared	(55,980)	(28,465)
Dividends reinvested	(906,412)	(703,682)
Total	$ 2,168,476	$ 1,974,314